UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
US government and agency obligations—11.92%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	250,000	249,834
U.S. Treasury Notes
1.750%, due 08/15/12	250,000	250,839
0.375%, due 08/31/12	250,000	250,162
0.375%, due 10/31/12	250,000	250,240
0.500%, due 11/30/12	250,000	250,423
1.750%, due 04/15/13	100,000	101,337
Total US government and agency obligations (cost—$1,352,835)		1,352,835
Certificates of deposit—4.40%
Banking-non-US — 4.40%
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 06/20/12	250,000	250,000
Sumitomo Mitsui Banking Corp.
0.340%, due 08/08/12	250,000	250,000
Total certificates of deposit (cost—$500,000)		500,000
Commercial paper[1] —37.44%
Asset backed-miscellaneous — 13.21%
Chariot Funding LLC
0.160%, due 07/09/12	250,000	249,958
Fairway Finance Co. LLC
0.200%, due 07/18/12	250,000	249,935
Jupiter Securitization Co. LLC
0.140%, due 06/01/12	250,000	250,000
Market Street Funding LLC
0.200%, due 07/19/12	250,000	249,933
Thunder Bay Funding LLC
0.180%, due 06/14/12	250,000	249,984
Victory Receivables Corp.
0.170%, due 06/04/12	250,000	249,996
		1,499,806
Banking-non-US — 8.81%
Caisse Centrale Desjardins du Quebec
0.180%, due 06/20/12	250,000	249,976
Commonwealth Bank of Australia
0.175%, due 08/02/12	250,000	249,925
Credit Suisse
0.240%, due 06/13/12	250,000	249,980
Oversea-Chinese Banking Corp. Ltd.
0.210%, due 08/08/12	250,000	249,901
		999,782
Banking-US — 13.22%
Barclays US Funding Corp.
0.150%, due 06/01/12	250,000	250,000

UBS Money Market Fund
Schedule of investments – May 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-US— (concluded)
BNP Paribas Finance, Inc.
0.150%, due 06/01/12	250,000	250,000
Deutsche Bank Financial LLC
0.170%, due 06/06/12	250,000	249,994
Natixis U.S. Finance Co. LLC
0.210%, due 06/01/12	250,000	250,000
Societe Generale N.A., Inc.
0.180%, due 06/01/12	250,000	250,000
State Street Corp.
0.220%, due 09/07/12	250,000	249,850
		1,499,844
Food—2.20%
Nestle Finance International Ltd.
0.180%, due 07/19/12	250,000	249,940
Total commercial paper (cost—$4,249,372)		4,249,372
Repurchase agreements—46.67%
Repurchase agreement dated 05/31/12 with Barclays
Capital Inc., 0.180% due 06/01/12, collateralized
by $2,040,000 US Treasury Notes, 0.250% due
03/31/14; (value—$2,040,054); proceeds:
$2,000,010	2,000,000	2,000,000
Repurchase agreement dated 05/31/12 with Deutsche
Bank Securities, Inc., 0.210% due 06/01/12,
collateralized by $3,057,000 Federal National
Mortgage Association obligations, 0.600% due
11/14/13; (value—$3,060,831); proceeds:
$3,000,018	3,000,000	3,000,000
Repurchase agreement dated 05/31/12 with State
Street Bank & Trust Co., 0.010% due 06/01/12,
collateralized by $245,639 US Treasury Bonds,
3.750% due 08/15/41; (value—$303,514);
proceeds: $297,000	297,000	297,000
Total repurchase agreements (cost—$5,297,000)		5,297,000
Total investments
(cost — $11,399,207 which approximates cost for federal income tax purposes) [2]— 100.43%		11,399,207
Liabilities in excess of other assets — (0.43)%		(48,451)
Net assets (applicable to 8,914,866 and 2,433,722 shares of common stock outstanding of Class A and Class
C, respectively, each equivalent to $1.00 per share) — 100.00%		11,350,756

UBS Money Market Fund
Schedule of investments – May 31, 2012 (unaudited)

US generally accepted accounting principles (“GAAP”) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the Fund’s investments:

		Other
	Unadjusted quoted prices	significant
	in active markets for	observable	Unobservable
	identical investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
US government and agency
obligations	—	1,352,835	—	1,352,835
Certificates of deposit	—	500,000	—	500,000
Commercial paper	—	4,249,372	—	4,249,372
Repurchase agreements	—	5,297,000	—	5,297,000
Total	—	11,399,207	—	11,399,207

UBS Money Market Fund
Schedule of investments – May 31, 2012 (unaudited)

Issuer breakdown by country of origin (unaudited)

Percentage of total investments (%)
United States	84.6
Japan	4.4
Switzerland	4.4
Canada	2.2
Australia	2.2
Singapore	2.2
Total	100.0

Weighted average maturity - 30 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated February 29, 2012.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase.

[2]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2012